Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Depreciation expense	$ 302,023	$ 151,722	$ 724,297	$ 432,683	$ 578,344	$ 166,412